Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash		$ 3,162	$ 3,190	$ 7,950
Total current assets		46,786	51,985
TOTAL ASSETS		48,467	54,390
Current liabilities:
Accrued expenses		2,804	3,043
Warrant liabilities		1,690
Total current liabilities		40,936	51,049
Non-current liabilities:
Total non-current liabilities		26	810
TOTAL LIABILITIES		40,962	51,859
Deficit:
Ordinary shares	[1]	6	5
Additional paid-in capital	[1]	196,335	186,450
Accumulated deficit		(197,492)	(192,189)
Accumulated other comprehensive income (loss)		(2,908)	(2,840)
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(55)	(4,570)
TOTAL LIABILITIES AND EQUITY		48,467	54,390
Reportable legal entities | Parent
Current assets:
Cash		3,005	40
Total current assets		3,005	40
Investment in subsidiaries			899
TOTAL ASSETS		3,005	939
Current liabilities:
Accrued expenses		711	1,211
Amounts due to subsidiaries			1,684
Amount due to related parties			2,614
Warrant liabilities		1,690
Total current liabilities		2,401	5,509
Non-current liabilities:
Deficit of investment in subsidiaries		659	0
TOTAL LIABILITIES		3,060	5,509
Deficit:
Ordinary shares		6	5
Additional paid-in capital		196,335	186,450
Accumulated deficit		(193,488)	(188,185)
Accumulated other comprehensive income (loss)		(2,908)	(2,840)
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(55)	(4,570)
TOTAL LIABILITIES AND EQUITY		$ 3,005	$ 939

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization discussed in Note 1(a)